Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net loss	$ (1,154,104)	$ (1,659,754)	$ (4,691,377)	$ (4,547,582)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	372	1,936	6,926	8,238
Stock-based compensation	85,611	199,052	898,293	1,184,349
Issuance of restricted stock for services			0	43,000
Increase in inventory reserve			60,385	0
(Decrease) increase to fair value of derivative	(108,944)	40,187	(679,271)	(1,824,175)
(Increase) decrease in:
Inventory	(47,747)	146,292	(681,731)	(346,647)
Prepaid expenses and other current assets	18,542	33,194	147,032	(210,911)
Increase (decrease) in:
Accounts payable	49,101	(132,007)	(191,505)	372,609
Accrued expenses and other liabilities	27,273	49,452	86,493	52,817
Net cash used in operating activities	(1,129,896)	(1,321,648)	(5,044,755)	(5,268,302)
Cash flows from investing activities:
Purchases of property and equipment	0	(2,455)	(2,455)	0
Net cash used in investing activities	0	(2,455)	(2,455)	0
Cash flows from financing activities:
Proceeds received from PPP loan			176,300	0
Proceeds received from Series 2 convertible notes			550,000	0
Proceeds from issued common stock and warrants, net of financing costs	0	2,167,162	2,167,162	2,748,821
Proceeds from exercise of warrants			932,728	0
Proceeds from exercise of stock options			0	32,400
Net cash provided by financing activities	1,050,000	2,167,162	3,826,190	2,781,221
Net (decrease) increase in cash	(79,896)	843,059	(1,221,020)	(2,487,081)
Cash, beginning of year	959,309	2,180,329	2,180,329	4,667,410
Cash, end of period	879,413	3,023,388	959,309	2,180,329
Non-cash financing activities:
Warrant derivative liability			0	1,628,113
Exercise of stock options - cashless			0	477
Issuance of restricted stock			965	3,517
Issuance of restricted stock for services			93,500	43,000
Series J Warrants issuance cost			$ 219,737	$ 0
Series 2 convertible notes
Cash flows from financing activities:
Proceeds received from Series 2 convertible notes	$ 1,050,000	$ 0